Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation and benefits
Pension and other post-retirement expense	610	483	347
UK levy on variable compensation		404
Severance and other compensation expense related to headcount reductions	715
Salaries and variable compensation	11,474	12,481	13,412
Social security	865	928	1,015
Other	874	1,190	586
Compensation and benefits	13,213	14,599	15,013